Columbia Large Cap Enhanced Core Fund
First Quarter Report
May 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Large Cap Enhanced Core Fund, May 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.4%
Issuer	Shares	Value ($)
Communication Services 9.7%
Diversified Telecommunication Services 0.7%
AT&T, Inc.	131,787	3,663,679
Entertainment 0.3%
Netflix, Inc.(a)	1,255	1,515,074
Interactive Media & Services 8.0%
Alphabet, Inc., Class A	128,387	22,049,183
Meta Platforms, Inc., Class A	28,678	18,568,718
Total		40,617,901
Media 0.7%
Fox Corp., Class A	62,643	3,441,606
Total Communication Services		49,238,260
Consumer Discretionary 10.7%
Automobiles 1.4%
Tesla, Inc.(a)	20,917	7,246,904
Broadline Retail 4.0%
Amazon.com, Inc.(a)	98,302	20,152,893
Hotels, Restaurants & Leisure 2.5%
Booking Holdings, Inc.	1,076	5,938,369
Carnival Corp.(a)	129,721	3,012,121
Expedia Group, Inc.	20,763	3,462,230
Total		12,412,720
Household Durables 1.2%
NVR, Inc.(a)	377	2,682,706
PulteGroup, Inc.	34,306	3,363,017
Total		6,045,723
Specialty Retail 0.4%
Home Depot, Inc. (The)	3,040	1,119,602
TJX Companies, Inc. (The)	8,479	1,075,985
Total		2,195,587
Textiles, Apparel & Luxury Goods 1.2%
Ralph Lauren Corp.	11,719	3,243,936
Tapestry, Inc.	36,238	2,846,495
Total		6,090,431
Total Consumer Discretionary		54,144,258
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 5.5%
Beverages 0.7%
Molson Coors Beverage Co., Class B	62,595	3,354,466
Consumer Staples Distribution & Retail 1.2%
Costco Wholesale Corp.	1,370	1,425,047
Target Corp.	37,540	3,529,135
Walmart, Inc.	13,683	1,350,786
Total		6,304,968
Food Products 1.0%
ConAgra Foods, Inc.	141,429	3,237,310
Tyson Foods, Inc., Class A	30,900	1,735,344
Total		4,972,654
Household Products 1.7%
Colgate-Palmolive Co.	38,943	3,619,362
Kimberly-Clark Corp.	27,503	3,953,831
Procter & Gamble Co. (The)	5,885	999,803
Total		8,572,996
Tobacco 0.9%
Altria Group, Inc.	77,454	4,694,487
Total Consumer Staples		27,899,571
Energy 2.8%
Oil, Gas & Consumable Fuels 2.8%
Chevron Corp.	36,384	4,973,693
EOG Resources, Inc.	30,724	3,335,705
Exxon Mobil Corp.	25,527	2,611,412
Valero Energy Corp.	25,311	3,264,359
Total		14,185,169
Total Energy		14,185,169
Financials 14.3%
Banks 3.4%
Citigroup, Inc.	67,256	5,065,722
JPMorgan Chase & Co.	37,726	9,959,664
Wells Fargo & Co.	31,617	2,364,319
Total		17,389,705

Columbia Large Cap Enhanced Core Fund  | 2025

Portfolio of Investments  (continued)
Columbia Large Cap Enhanced Core Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 3.1%
Blackrock, Inc.	2,225	2,180,255
CME Group, Inc.	17,661	5,104,029
Invesco Ltd.	224,821	3,250,912
Morgan Stanley	38,637	4,946,695
Total		15,481,891
Consumer Finance 0.8%
Synchrony Financial	72,997	4,208,277
Financial Services 5.0%
Berkshire Hathaway, Inc., Class B(a)	12,507	6,303,028
Fidelity National Information Services, Inc.	46,750	3,721,768
Fiserv, Inc.(a)	25,442	4,141,703
MasterCard, Inc., Class A	2,505	1,466,928
Visa, Inc., Class A	25,932	9,470,107
Total		25,103,534
Insurance 2.0%
Allstate Corp. (The)	20,579	4,318,915
Marsh & McLennan Companies, Inc.	18,879	4,411,267
MetLife, Inc.	15,526	1,220,033
Total		9,950,215
Total Financials		72,133,622
Health Care 9.6%
Biotechnology 2.0%
AbbVie, Inc.	23,240	4,325,196
Amgen, Inc.	7,783	2,242,905
Regeneron Pharmaceuticals, Inc.	2,452	1,202,166
Vertex Pharmaceuticals, Inc.(a)	6,172	2,728,333
Total		10,498,600
Health Care Equipment & Supplies 2.0%
Baxter International, Inc.	87,851	2,679,455
Hologic, Inc.(a)	49,834	3,098,180
Medtronic PLC	53,068	4,403,583
Total		10,181,218
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 2.0%
Cigna Group (The)	13,807	4,371,848
CVS Health Corp.	58,442	3,742,626
McKesson Corp.	1,725	1,241,155
UnitedHealth Group, Inc.	2,345	707,979
Total		10,063,608
Life Sciences Tools & Services 0.2%
IQVIA Holdings, Inc.(a)	6,693	939,229
Pharmaceuticals 3.4%
Bristol-Myers Squibb Co.	89,855	4,338,199
Eli Lilly & Co.	4,717	3,479,589
Johnson & Johnson	5,958	924,741
Merck & Co., Inc.	9,780	751,495
Pfizer, Inc.	173,501	4,075,539
Viatris, Inc.	402,163	3,535,013
Total		17,104,576
Total Health Care		48,787,231
Industrials 8.8%
Aerospace & Defense 0.6%
Lockheed Martin Corp.	6,458	3,115,210
Building Products 2.3%
Johnson Controls International PLC	39,062	3,959,715
Masco Corp.	44,029	2,748,290
Trane Technologies PLC	11,515	4,954,559
Total		11,662,564
Electrical Equipment 0.3%
Generac Holdings, Inc.(a)	11,683	1,426,845
Ground Transportation 0.8%
Uber Technologies, Inc.(a)	18,471	1,554,520
Union Pacific Corp.	10,732	2,378,855
Total		3,933,375
Machinery 2.2%
Caterpillar, Inc.	6,425	2,236,093
Pentair PLC	33,452	3,317,769
Snap-On, Inc.	11,625	3,728,719
Westinghouse Air Brake Technologies Corp.	9,829	1,988,603
Total		11,271,184
Columbia Large Cap Enhanced Core Fund  | 2025

Portfolio of Investments  (continued)
Columbia Large Cap Enhanced Core Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Passenger Airlines 1.0%
Delta Air Lines, Inc.	55,813	2,700,791
United Airlines Holdings, Inc.(a)	32,224	2,560,036
Total		5,260,827
Professional Services 1.6%
Automatic Data Processing, Inc.	13,946	4,539,841
Broadridge Financial Solutions, Inc.	14,500	3,521,035
Total		8,060,876
Total Industrials		44,730,881
Information Technology 30.8%
Communications Equipment 1.1%
Arista Networks, Inc.(a)	50,113	4,341,790
Cisco Systems, Inc.	20,070	1,265,213
Total		5,607,003
IT Services 0.8%
VeriSign, Inc.	14,998	4,086,505
Semiconductors & Semiconductor Equipment 10.9%
Advanced Micro Devices, Inc.(a)	21,645	2,396,751
Broadcom, Inc.	31,903	7,722,759
NVIDIA Corp.	276,137	37,314,393
ON Semiconductor Corp.(a)	69,330	2,913,247
QUALCOMM, Inc.	32,149	4,668,035
Total		55,015,185
Software 11.0%
Adobe, Inc.(a)	12,512	5,193,606
Microsoft Corp.(b)	67,987	31,298,495
Palantir Technologies, Inc., Class A(a)	17,900	2,358,862
Palo Alto Networks, Inc.(a)	24,327	4,681,001
Salesforce, Inc.	22,162	5,881,130
ServiceNow, Inc.(a)	6,005	6,071,596
Total		55,484,690
Technology Hardware, Storage & Peripherals 7.0%
Apple, Inc.	164,367	33,013,112
NetApp, Inc.	24,656	2,444,889
Total		35,458,001
Total Information Technology		155,651,384
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 1.7%
Chemicals 0.8%
CF Industries Holdings, Inc.	19,459	1,765,126
Eastman Chemical Co.	14,546	1,139,970
LyondellBasell Industries NV, Class A	22,437	1,267,466
Total		4,172,562
Containers & Packaging 0.3%
Packaging Corp. of America	6,220	1,201,518
Metals & Mining 0.6%
Newmont Corp.	38,261	2,017,120
Steel Dynamics, Inc.	8,948	1,101,230
Total		3,118,350
Total Materials		8,492,430
Real Estate 2.3%
Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A(a)	8,643	1,080,548
Specialized REITs 2.1%
American Tower Corp.	20,559	4,412,989
Equinix, Inc.	2,326	2,067,395
SBA Communications Corp.	16,603	3,850,070
Total		10,330,454
Total Real Estate		11,411,002
Utilities 2.2%
Electric Utilities 1.6%
Edison International	61,236	3,407,783
Evergy, Inc.	13,462	894,012
PG&E Corp.	223,740	3,776,731
Total		8,078,526
Independent Power and Renewable Electricity Producers 0.6%
AES Corp. (The)	291,588	2,942,123
Total Utilities		11,020,649
Total Common Stocks (Cost $300,139,650)		497,694,457

Columbia Large Cap Enhanced Core Fund  | 2025

Portfolio of Investments  (continued)
Columbia Large Cap Enhanced Core Fund, May 31, 2025 (Unaudited)
Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.495%(c),(d)	7,739,229	7,736,907
Total Money Market Funds (Cost $7,736,746)		7,736,907
Total Investments in Securities (Cost: $307,876,396)		505,431,364
Other Assets & Liabilities, Net		338,470
Net Assets		505,769,834
At May 31, 2025, securities and/or cash totaling $2,267,273 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	29	06/2025	USD	8,578,200	892,691	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at May 31, 2025.
(d)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.495%
	4,997,088	16,893,027	(14,152,688)	(520)	7,736,907	(503)	80,320	7,739,229
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Large Cap Enhanced Core Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT173_02_R01_(07/25)